Regulatory Assets and Liabilities - Schedule of Components of Other Regulatory Liabilities are Included in either Other Current Liabilities or Deferred Credits and Other Liabilities on Consolidated Balance Sheets (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Regulatory Liabilities [Line Items]
Regulatory liabilities	$ (33,184)	$ (18,066)
Other Regulatory Liabilities [Member]
Regulatory Liabilities [Line Items]
Regulatory liabilities	(1,714)	(544)
Margin, Interest- and Property Tax-Tracking Accounts [Member]
Regulatory Liabilities [Line Items]
Regulatory liabilities	(9,505)	(3,668)
State Mandate Public Purpose Programs (Including Low Income and Conservation Programs) [Member]
Regulatory Liabilities [Line Items]
Regulatory liabilities	(10,213)	(7,101)
Environmental Compliance Programs [Member]
Regulatory Liabilities [Line Items]
Regulatory liabilities	(8,574)	(4,469)
Regulatory Accounts for Differences Related to Pension Funding [Member]
Regulatory Liabilities [Line Items]
Regulatory liabilities	$ (3,178)	$ (2,284)